Note 12 - Equity Incentive Plans (Details) - Stock-based compensation cost is measured at the grant date on the basis of fair value of the award (EUR €) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Cost of Goods Sold [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated Stock Based Compensation	€ 11	€ 11	€ 21	€ 22
Research and Development Expense [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated Stock Based Compensation	34	31	75	57
General and Administrative Expense [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated Stock Based Compensation	266	406	579	700
Selling and Marketing Expense [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated Stock Based Compensation	113	97	219	179
Total [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated Stock Based Compensation	€ 424	€ 545	€ 894	€ 958